Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (194,073)	$ (150,063)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(95,981)	(53,013)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(27,666)	(22,859)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(70,426)	(74,191)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(140,806)	(142,895)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(35,697)	5,425
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(16,961)	(12,593)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (609)	$ 0